INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Future Amortization Expense
2026	$ 113,777
2027	100,733
2028	100,507
2029	100,507
Thereafter	4,072,057
Intangible assets, net	$ 4,487,581	$ 4,539,347